Finance expense (Tables)	12 Months Ended
Mar. 31, 2020
Finance expense
Summary of finance expense

	Year ended	Year ended	Year ended
	March 31,	March 31,	March 31,
	2020	2019	2018
	€M	€M	€M
Interest payable	72.9	59.1	60.1
Hedge discontinuance and ineffectiveness (see note 6)	407.2	—	—
	480.1	59.1	60.1